Shares to be issued - liability	6 Months Ended
Dec. 31, 2019
Notes to Financial Statements
Shares to be issued - liability
16.	Shares to be issued – liability

During the year ended June 30, 2019, the Company had entered into multiple private placement agreements and had shares to be issued under liability in total amount of $100,000.

During the three months ended September 30, 2019, the Company had entered into a private placement agreement and had increased shares to be issued for total amount of $96,000.

During the three months ended September 30, 2019, the Company had entered into an employee compensation plan and had increased shares to be issued for total amount of $12,000.

During the three months ended December 31, 2019, the Company had entered into a private placement agreement and had increased shares to be issued for total amount of $40,000.

During the three months ended December 31, 2019, the Company had entered into an employee compensation plan and had increased shares to be issued for total amount of $14,000.

As of December 31, 2019 and June 30, 2019, the Company had balance of $262,000 and $100,000 share to be issued.